Business Segments - Information on Segment Assets and Reconciliation to Consolidated Assets (Detail) - USD ($) $ in Thousands		Sep. 26, 2015	Dec. 27, 2014	Dec. 28, 2013
Segment Reporting, Asset Reconciling Item [Line Items]
Assets		$ 117,186	$ 120,236	$ 113,451
Operating Segments [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Assets			106,047	107,163
Operating Segments [Member] | Franchise Segment [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Assets			97,296	96,909
Operating Segments [Member] | Company Segment [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Assets			8,751	10,254
Corporate, Non-Segment [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	[1]		$ 14,189	$ 6,288

[1]	Corporate and other includes corporate related items not allocated to reportable segments and consists primarily of cash and cash equivalents, advertising fund restricted assets and capitalized costs associated with the issuance of indebtedness.